AC ALTERNATIVES INCOME FUND

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated October 8, 2016 ■ Summary Prospectus and Prospectus dated March 1, 2016
The following replaces the tables in the Fees and Expenses section on page 1 of the summary prospectus and page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AC ALTERNATIVES INCOME FUND - USD ($)	AC ALTERNATIVES INCOME FUND, R Class	AC ALTERNATIVES INCOME FUND, C Class	AC ALTERNATIVES INCOME FUND, R6 Class	AC ALTERNATIVES INCOME FUND, Investor Class	AC ALTERNATIVES INCOME FUND, Institutional Class	AC ALTERNATIVES INCOME FUND, A Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	none	none	none	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	none	none	[1]
Maximum Account Fee	none	none	none	$ 25	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AC ALTERNATIVES INCOME FUND		AC ALTERNATIVES INCOME FUND, R Class	AC ALTERNATIVES INCOME FUND, C Class	AC ALTERNATIVES INCOME FUND, R6 Class	AC ALTERNATIVES INCOME FUND, Investor Class	AC ALTERNATIVES INCOME FUND, Institutional Class	AC ALTERNATIVES INCOME FUND, A Class
Management Fees (as a percentage of Assets)		2.00%	2.00%	1.65%	2.00%	1.80%	2.00%
Distribution and Service (12b-1) Fees		0.50%	1.00%	none	none	none	0.25%
Component1 Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Component2 Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Other Expenses (as a percentage of Assets):	[1]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Expenses (as a percentage of Assets)		2.57%	3.07%	1.72%	2.07%	1.87%	2.32%
Fee Waiver or Reimbursement	[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		2.49%	2.99%	1.64%	1.99%	1.79%	2.24%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Effective October 1, 2016, the advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2018, and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - AC ALTERNATIVES INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
AC ALTERNATIVES INCOME FUND, R Class	253	790
AC ALTERNATIVES INCOME FUND, C Class	303	939
AC ALTERNATIVES INCOME FUND, R6 Class	167	532
AC ALTERNATIVES INCOME FUND, Investor Class	202	639
AC ALTERNATIVES INCOME FUND, Institutional Class	182	578
AC ALTERNATIVES INCOME FUND, A Class	790	1,249